Leases (Tables)	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of future undiscounted cash flows	For operating leases where we are the lessee, our future undiscounted cash flows as at June 30, 2023 are as follows:

(In $ millions)	Years Ended December 31:
Remainder of 2023	2
2024	2
2025	2
2026 and thereafter	3
Total	9

Schedule of reconciliation and supplementary information
The following table gives a reconciliation between the undiscounted cash flows and the related operating lease liability recognized in our Consolidated Balance Sheets as at June 30, 2023 and December 31, 2022:

(In $ millions)	As at June 30, 2023	As at December 31, 2022
Total undiscounted cash flows	9	11
Less discount	(2)	(2)
Operating lease liability	7	9
Of which:
Current	3	3
Non-current	4	6
Total	7	9
Supplementary lease information
The following table gives supplementary information regarding our lease accounting for the three and six months ended June 30, 2023 (Successor), the three months ended June 30, 2022, the period from January 1, 2022 through February 22, 2022 (Predecessor), the period February 23, 2022 through June 30, 2022 (Successor):

	Successor		Successor		Predecessor
(In $ million)	Three months ended June 30, 2023	Three months ended June 30, 2022	Six months ended June 30, 2023	Period from February 23, 2022 through June 30, 2022	Period from January 1, 2022 through February 22, 2022
Operating lease cost:
Operating lease cost	2	14	3	20	4
Short-term lease cost	—	1	—	2	1
Total lease cost	2	15	3	22	5
Other information:
Cash paid for lease liabilities- operating cash flows	2	15	3	22	5
ROU assets obtained in exchange for lease liabilities	—	4	—	4	24
Weighted-average remaining lease term in months	51	21	51	21	22
Weighted-average discount rate	10%	9%	10%	9%	9%

Schedule of operating subleases
For operating leases where we are the lessor, our estimated future undiscounted cashflows as of June 30, 2023, were as follows. For avoidance of doubt, these estimates include future charter revenue from the rigs leased to Gulfdrill but do not include the future amortization of the liability recognized in respect of the Sonadrill arrangement.

(In $ millions)	Year ended December 31
2023	20
2024	53
2025	47
2026 and thereafter	6
Total (1)	126

(1) These rigs have been classified as held for sale for accounting purposes and, as such, depending on the timing of the future disposal, the associated revenue may not all be recognized by Seadrill.